Note 9 - Net Loss Showing Domestic and Foreign Sources (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Domestic	$ (7,591)	$ (7,145)
Foreign	(12,319)	(3,813)
Net loss from continuing operations	$ (19,910)	$ (10,958)